Cash and Cash Equivalents - Disclosure of Detailed Information of Cash Flow Statement (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Net cash flows from operating activities		€ 553	€ 3,319	€ 914
Net cash flows from investing activities		(1,196)	(1,078)	615
Net cash flows from financing activities		519	(465)	(2,785)
Net increase in cash and cash equivalents	[1]	€ (125)	€ 1,776	€ (1,257)

[1]	Included in net increase / (decrease) in cash and cash equivalents are interest received (2017: EUR 6,215 million, 2016: EUR 6,691 million and 2015: EUR 7,118 million) dividends received (2017: EUR 1,292 million, 2016: EUR 1,387 million and 2015: EUR 1,384 million) and interest paid (2017: EUR 311 million, 2016: EUR 300 million and 2015: EUR 350 million). All included in operating activities except for dividend received from joint ventures and associates (2017: EUR 129 million, 2016: EUR 203 million and 2015: EUR 76 million).